Capital Leases Payable (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total capital leases	$ 34,000	$ 40,000	$ 49,000
Less: current portion	(23,000)	(26,000)	(19,000)
Long-term capital lease payables	11,000	14,000	23,000
October 1, 2018 [Member] | De Lange Landon [Member]
Total capital leases	12,000	13,000	17,000
November 16, 2016 [Member] | Dell Computers [Member]
Total capital leases	4,000	6,000	12,000
December 15, 2016 [Member] | Dell Computers [Member]
Total capital leases	5,000	6,000	12,000
January 3, 2017 [Member] | Dell Computers [Member]
Total capital leases	4,000	5,000	$ 8,000
January 3, 2017 One [Member] | Dell Computers [Member]
Total capital leases	$ 9,000	$ 10,000